Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Schedule Of Provision For Income Taxes

	For the Years Ended December 31,
	2016	2015	2014
Current
U.S. federal	$64,698	$55,026	$48,577
U.S. state and local	9,927	8,104	7,285
Foreign	393	397	597
Deferred
U.S. federal, state and local	(6,712)	6,323	6,970
Foreign	5	2	8
Total	$68,311	$69,852	$63,437

Schedule Of Temporary Differences That Give Rise To Deferred Tax Assets (Liabilities)

	December 31,
	2016	2015
Accrued liabilities	$43,575	$39,529
Stock compensation expense	9,309	8,555
Allowance for uncollectible accounts receivable	1,952	1,729
State net operating loss carryforwards	1,811	1,701
Other	776	896
Deferred income tax assets	57,423	52,410
Amortization of intangible assets	(52,133)	(50,136)
Accelerated tax depreciation	(14,975)	(18,030)
Currents assets	(1,825)	(1,576)
Market valuation of investments	(1,341)	(1,375)
State income taxes	(793)	(1,465)
Other	(639)	(857)
Deferred income tax liabilities	(71,706)	(73,439)
Net deferred income tax liabilities	$(14,283)	$(21,029)

Schedule Of Significant Changes To Unrecognized Tax Benefits

	2016	2015	2014
Balance at January 1,	$1,052	$980	$892
Unrecognized tax benefits due to positions taken in current year	218	260	247
Decrease due to expiration of statute of limitations	(201)	(188)	(159)
Balance at December 31,	$1,069	$1,052	$980

Schedule Of Difference Between Actual Income Tax Provision For Continuing Operations And Income Tax Provision Calculated At Statutory U.S. Federal Tax Rate

	For the Years Ended December 31,
	2016	2015	2014

Income tax provision calculated using the statutory rate of 35%	$61,969	$63,044	$56,964
State and local income taxes, less federal income tax effect	6,044	5,787	5,536
Nondeductible expenses	881	1,438	1,290
Other--net	(583)	(417)	(353)
Income tax provision	$68,311	$69,852	$63,437
Effective tax rate	38.6%	38.8%	39.0%

Schedule Of Income Taxes Paid

2016	$60,905
2015	62,928
2014	44,921